ACCOLADE FUNDS
                               BONNEL GROWTH FUND

                                  ANNUAL REPORT
                               SEPTEMBER 30, 1996

                                TABLE OF CONTENTS

                                                                            PAGE

Management's Discussion of Fund Performance                                    2

Portfolio of Investments in Securities                                         5

Statement of Assets and Liabilities                                            9

Statement of Operations                                                       10

Statement of Changes in Net Assets                                            11

Notes to Financial Statements                                                 12

Report of Independent Accountants                                             20

                    Management's Discussion of Fund Performance
                                September 30, 1996

This past year has been a good one for both the stock market and the Bonnel Growth Fund ("Fund"). For the one year period ended September 30, 1996 the Fund was up 21.27% vs. +20.21% for the S&P 500 and +13.31% for the Russell 2000 index. Part of the reason for this positive performance has been the steady interest rate environment provided by the Federal Reserve Board. This of course is an election year and historically the market does well during these years. It also is quite remarkable how stable the economy has been. There has been a steady demand for technology including networking equipment and computers in general. Retailing this year has been brisk as compared to prior years with many retailers reporting strong earnings growth. We are also pleased to report that the Fund has shown very positive asset growth. Last year the Fund had $25.1 million in investments. As of September 30, 1996 the investments have grown to $90.8 million, a 262% increase. This is very positive for you, the shareholder, since fixed costs spread out over a larger asset base reduces the expense ratio of the Fund.

The Fund has a high weighting of technology, retailing and healthcare issues. We seek out companies which, in our opinion, have strong growth potential and because of that we keep coming up with these types of issues. One issue which has treated us well is Sears, Roebuck and Co. (S-NYSE). The Fund has held this company since April 1995. The Fund received the Allstate spin-off and the stock of Sears is near its yearly high. Merck & Co. (MRK-NYSE) has been in the portfolio since October 1995. It also is doing well and the prospects look good because of the aging of the U.S. population. Then of course there is technology. One of our biggest winners this year was Iomega (IOMG-NASDAQ). This company was initially purchased in January of this year for under $10 a share (after adjusting for a 3-for-1 and a 2-for-1 stock split) and then later was gradually sold.

It is easy and fun to discuss the big up movers, but the Fund looks at most industries in an effort to capitalize on what we believe are undervalued situations. As an example, we initially purchased some shares of Safeway (SWY-NYSE) in April 1996 at a little over $31. Grocery store chains by most definitions are not considered glamour stocks. This stock on September 30th, was over $42. In a little over 5 1/2 months this company's stock appreciated 35%. (We recently liquidated our position in Safeway because it no longer fit the growth pattern for which we are looking.) These examples are not recommendations, but are being presented to help give investors an idea about the Fund, and what has happened. On the other hand, not every stock went up for us. As an example, Zero Corp (ZRO-NYSE) was purchased in May at a little over $20 and sold in September for as low as $18. This is a loss of more than two points or over 10% in a four month time period.

--------------------------------------------------------------------------------
                                       2

It would be nice if every stock purchased would go up but that is not the real world. That is why a mutual fund is such a great way to participate in the stock market. Diversification! As of September 30, 1996 the Fund held 90 issues in over 30 different industry classifications.

As most investors know, 1996 has not been easy. The Dow Jones Industrial Average on May 22nd peaked at 5778.80 then fell to a closing low of 5346.55 on July 23rd. This was a 7.48% loss in two months. The Nasdaq was not so lucky. It peaked on June 5th at 1249.15 and fell to 1042.37 on July 24th. This was a 16.55% decline. As of September 30th, the Dow Jones Industrials have hit a new high and the Nasdaq is approaching its old high. There is a saying "These are the times that try men's souls". The May to July correction did just that. Last year I mentioned that investors should not be surprised to see a 5% or so correction and investors should take advantage of it to purchase more stocks and mutual funds. I continue to feel that way. These are opportunities which will come out of nowhere and market gurus will say it is the beginning of the end. It will not be.

What will the new year for the Fund bring to investors? I feel very good about the stock market but must caution investors not to expect returns to be above 20%. There will be 5% corrections, there will be 10% or more corrections. But as the semi-annual report stated, "The true genius to investing is recognizing the direction of the trend and not trying to pick market tops and bottoms. We believe that the Dow Jones Industrials will reach 20,000 by the year 2007." We still feel the same.

The Fund is going to continue to seek out companies with above average earnings growth. The market's tremendous advance over the past 5 years leaves room for some turbulence over the short term. The fundamentals for the economy and the companies we seek out gives us reason to be very optimistic about both the stock market and the Fund.

Thank you very much for your support this past year. You have a large choice of funds from which to choose and we appreciate the opportunity to help you achieve your financial goals.

--------------------------------------------------------------------------------
                                       3


                              Bonnel
                              Growth
                               Fund         S&P 500      Russell 2000
                              ------        -------      ------------
10/17/94 ......................10000         10000           10000
10/18/94 ......................10000          9973            9963
10/19/94 ......................10000         10030            9993
10/20/94 ......................10000          9957            9947
10/21/94 ......................10000          9916            9917
10/24/94 ......................10000          9830            9868
10/25/94 ......................10000          9846            9827
10/26/94 ......................10000          9870            9837
10/27/94 ......................10000          9940            9894
10/28/94 ......................10010         10109           10001
10/31/94 ......................10010         10080           10002
11/1/94 .......................10010          9997            9942
11/2/94 .......................10010          9958            9952
11/3/94 .......................10010          9989            9968
11/4/94 .......................10010          9871            9913
11/7/94 .......................10010          9889            9877
11/8/94 .......................10010          9946            9888
11/9/94 .......................10010          9942            9871
11/10/94 ......................10010          9921            9828
11/11/94 ......................10020          9880            9781
11/14/94 ......................10020          9960            9812
11/15/94 ......................10020          9940            9839
11/16/94 ......................10020          9954            9825
11/17/94 ......................10020          9912            9789
11/18/94 ......................10020          9868            9749
11/21/94 ......................10020          9802            9679
11/22/94 ......................10020          9628            9501
11/23/94 ......................10030          9626            9437
11/25/94 ......................10030          9678            9492
11/28/94 ......................10030          9720            9518
11/29/94 ......................10030          9743            9558
11/30/94 ......................10030          9713            9580
12/1/94 .......................10020          9612            9492
12/2/94 .......................10020          9707            9523
12/5/94 .......................10030          9708            9528
12/6/94 .......................10030          9705            9491
12/7/94 .......................10030          9666            9420
12/8/94 .......................10020          9543            9260
12/9/94 .......................10020          9577            9223
12/12/94 ......................10030          9632            9236
12/13/94 ......................10030          9647            9250
12/14/94 ......................10040          9752            9330
12/15/94 ......................10040          9761            9460
12/16/94 ......................10050          9836            9452
12/19/94 ......................10050          9818            9430
12/20/94 ......................10050          9802            9437
12/21/94 ......................10050          9857            9543
12/22/94 ......................10050          9860            9554
12/23/94 ......................10060          9864            9598
12/27/94 ......................10080          9922            9645
12/28/94 ......................10080          9888            9620
12/29/94 ......................10090          9896            9683
12/30/94 ......................10090          9857            9819
1/3/95 ........................10070          9854            9697
1/4/95 ........................10070          9889            9713
1/5/95 ........................10070          9882            9705
1/6/95 ........................10070          9890            9730
1/9/95 ........................10070          9894            9741
1/10/95 .......................10060          9913            9765
1/11/95 .......................10050          9913            9733
1/12/95 .......................10060          9914            9737
1/13/95 .......................10080         10007            9803
1/16/95 .......................10100         10081            9873
1/17/95 .......................10100         10097            9920
1/18/95 .......................10060         10090            9896
1/19/95 .......................10070         10032            9845
1/20/95 .......................10060          9986            9791
1/23/95 .......................10040         10009            9729
1/24/95 .......................10060         10010            9764
1/25/95 .......................10020         10045            9758
1/26/95 ....................... 9970         10065            9730
1/27/95 ....................... 9950         10110            9745
1/30/95 ....................... 9869         10070            9670
1/31/95 ....................... 9859         10112            9682
2/1/95 ........................ 9960         10113            9707
2/2/95 ........................10070         10166            9751
2/3/95 ........................10140         10294            9836
2/6/95 ........................10220         10349            9901
2/7/95 ........................10240         10343            9922
2/8/95 ........................10281         10353            9954
2/9/95 ........................10341         10333            9973
2/10/95 .......................10431         10362           10015
2/13/95 .......................10451         10368           10022
2/14/95 .......................10491         10365           10011
2/15/95 .......................10591         10433           10098
2/16/95 .......................10551         10449           10038
2/17/95 .......................10441         10380            9990
2/21/95 .......................10391         10399            9956
2/22/95 .......................10401         10450            9960
2/23/95 .......................10431         10491            9999
2/24/95 .......................10461         10519           10020
2/27/95 .......................10391         10428            9956
2/28/95 .......................10491         10506           10063
3/1/95 ........................10531         10470           10042
3/2/95 ........................10602         10460           10047
3/3/95 ........................10652         10467           10076
3/6/95 ........................10662         10472           10033
3/7/95 ........................10561         10398            9967
3/8/95 ........................10612         10421            9996
3/9/95 ........................10642         10422            9993
3/10/95 .......................10742         10561           10041
3/13/95 .......................10792         10573           10047
3/14/95 .......................10922         10635           10090
3/15/95 .......................10882         10614           10095
3/16/95 .......................10943         10691           10126
3/17/95 .......................10933         10695           10092
3/20/95 .......................10943         10709           10112
3/21/95 .......................10933         10687           10086
3/22/95 .......................10902         10701           10071
3/23/95 .......................10973         10708           10100
3/24/95 .......................11063         10817           10152
3/27/95 .......................11163         10866           10191
3/28/95 .......................11223         10882           10208
3/29/95 .......................11103         10866           10193
3/30/95 .......................10943         10848           10208
3/31/95 .......................10943         10816           10227
4/3/95 ........................10983         10842           10229
4/4/95 ........................10953         10916           10227
4/5/95 ........................10963         10924           10245
4/6/95 ........................10862         10936           10246
4/7/95 ........................10862         10944           10198
4/10/95 .......................10993         10957           10260
4/11/95 .......................11063         10926           10297
4/12/95 .......................11143         10963           10313
4/13/95 .......................11193         11008           10353
4/17/95 .......................11123         10942           10353
4/18/95 .......................11043         10926           10307
4/19/95 .......................10912         10917           10220
4/20/95 .......................10933         10926           10246
4/21/95 .......................11003         10996           10296
4/24/95 .......................11203         11092           10342
4/25/95 .......................11274         11076           10353
4/26/95 .......................11344         11089           10389
4/27/95 .......................11344         11109           10421
4/28/95 .......................11424         11135           10439
5/1/95 ........................11414         11127           10430
5/2/95 ........................11424         11142           10418
5/3/95 ........................11584         11265           10466
5/4/95 ........................11504         11268           10419
5/5/95 ........................11424         11261           10418
5/8/95 ........................11524         11346           10472
5/9/95 ........................11504         11339           10455
5/10/95 .......................11484         11358           10502
5/11/95 .......................11554         11360           10548
5/12/95 .......................11655         11388           10584
5/15/95 .......................11745         11437           10626
5/16/95 .......................11795         11448           10675
5/17/95 .......................11825         11426           10699
5/18/95 .......................11715         11265           10627
5/19/95 .......................11745         11259           10611
5/22/95 .......................11905         11357           10651
5/23/95 .......................12016         11466           10704
5/24/95 .......................11875         11468           10685
5/25/95 .......................11795         11470           10666
5/26/95 .......................11665         11365           10612
5/30/95 .......................11494         11365           10560
5/31/95 .......................11594         11580           10599
6/1/95 ........................11705         11583           10648
6/2/95 ........................11715         11562           10679
6/5/95 ........................11775         11631           10755
6/6/95 ........................11745         11631           10773
6/7/95 ........................11795         11579           10778
6/8/95 ........................11865         11563           10814
6/9/95 ........................11855         11468           10794
6/12/95 .......................11915         11533           10842
6/13/95 .......................12096         11646           10912
6/14/95 .......................12186         11657           10937
6/15/95 .......................12256         11672           10993
6/16/95 .......................12226         11732           11013
6/19/95 .......................12457         11850           11069
6/20/95 .......................12527         11846           11081
6/21/95 .......................12527         11825           11090
6/22/95 .......................12688         11980           11153
6/23/95 .......................12708         11951           11139
6/26/95 .......................12487         11831           11033
6/27/95 .......................12417         11795           10993
6/28/95 .......................12427         11846           10979
6/29/95 .......................12577         11829           11025
6/30/95 .......................12678         11849           11124
7/3/95 ........................12778         11900           11129
7/5/95 ........................12858         11905           11169
7/6/95 ........................13019         12052           11230
7/7/95 ........................13360         12105           11348
7/10/95 .......................13430         12123           11400
7/11/95 .......................13310         12072           11416
7/12/95 .......................13681         12206           11522
7/13/95 .......................13791         12209           11556
7/14/95 .......................13861         12185           11565
7/17/95 .......................13972         12248           11608
7/18/95 .......................13731         12156           11515
7/19/95 .......................13099         11994           11259
7/20/95 .......................13320         12051           11351
7/21/95 .......................13510         12053           11395
7/24/95 .......................13871         12119           11506
7/25/95 .......................14062         12218           11558
7/26/95 .......................14162         12230           11613
7/27/95 .......................14333         12309           11717
7/28/95 .......................14222         12260           11735
7/31/95 .......................14122         12242           11755
8/1/95 ........................14022         12191           11701
8/2/95 ........................13731         12174           11681
8/3/95 ........................13721         12174           11658
8/4/95 ........................13831         12180           11699
8/7/95 ........................13931         12205           11732
8/8/95 ........................13901         12214           11719
8/9/95 ........................13992         12201           11750
8/10/95 .......................13881         12153           11737
8/11/95 .......................13931         12104           11731
8/14/95 .......................14132         12206           11777
8/15/95 .......................14182         12182           11792
8/16/95 .......................14433         12214           11858
8/17/95 .......................14543         12196           11909
8/18/95 .......................14563         12201           11935
8/21/95 .......................14323         12178           11981
8/22/95 .......................14433         12211           11935
8/23/95 .......................14533         12160           11943
8/24/95 .......................14423         12169           11912
8/25/95 .......................14413         12228           11938
8/28/95 .......................14242         12206           11896
8/29/95 .......................14002         12229           11825
8/30/95 .......................14122         12250           11894
8/31/95 .......................14252         12273           11974
9/1/95 ........................14242         12317           12008
9/5/95 ........................14553         12434           12092
9/6/95 ........................14814         12458           12180
9/7/95 ........................14854         12461           12237
9/8/95 ........................15035         12515           12331
9/11/95 .......................15275         12543           12351
9/12/95 .......................15265         12601           12376
9/13/95 .......................15265         12652           12392
9/14/95 .......................15125         12759           12399
9/15/95 .......................14884         12755           12326
9/18/95 .......................14934         12743           12289
9/19/95 .......................15115         12776           12310
9/20/95 .......................15155         12833           12347
9/21/95 .......................15025         12752           12299
9/22/95 .......................14954         12725           12239
9/25/95 .......................14824         12728           12164
9/26/95 .......................14623         12721           12118
9/27/95 .......................14453         12714           11995
9/28/95 .......................14884         12821           12098
9/29/95 .......................14874         12790           12173
10/2/95 .......................14613         12732           12041
10/3/95 .......................14313         12747           11923
10/4/95 .......................13781         12729           11798
10/5/95 .......................14012         12755           11814
10/6/95 .......................14052         12753           11837
10/9/95 .......................13500         12663           11634
10/10/95 ......................13460         12646           11555
10/11/95 ......................13851         12689           11684
10/12/95 ......................14152         12769           11791
10/13/95 ......................14242         12801           11847
10/16/95 ......................14182         12769           11852
10/17/95 ......................14483         12852           11871
10/18/95 ......................14563         12868           11925
10/19/95 ......................14543         12939           11900
10/20/95 ......................14323         12870           11876
10/23/95 ......................14373         12818           11809
10/24/95 ......................14473         12852           11799
10/25/95 ......................14282         12763           11681
10/26/95 ......................14162         12638           11555
10/27/95 ......................14303         12704           11553
10/30/95 ......................14473         12782           11619
10/31/95 ......................14523         12745           11619
11/1/95 .......................14543         12804           11675
11/2/95 .......................14724         12925           11805
11/3/95 .......................14784         12944           11875
11/6/95 .......................14774         12897           11881
11/7/95 .......................14453         12850           11822
11/8/95 .......................14493         12969           11857
11/9/95 .......................14714         13003           11922
11/10/95 ......................14764         12991           11935
11/13/95 ......................14744         12981           11907
11/14/95 ......................14644         12915           11826
11/15/95 ......................14664         13020           11824
11/16/95 ......................14714         13095           11876
11/17/95 ......................14623         13157           11917
11/20/95 ......................14483         13088           11853
11/21/95 ......................14353         13164           11810
11/22/95 ......................14313         13125           11815
11/24/95 ......................14333         13162           11854
11/27/95 ......................14313         13193           11892
11/28/95 ......................14543         13307           11947
11/29/95 ......................14754         13335           12030
11/30/95 ......................14804         13287           12103
12/1/95 .......................14694         13323           12148
12/4/95 .......................14864         13472           12256
12/5/95 .......................14844         13561           12281
12/6/95 .......................14804         13617           12262
12/7/95 .......................14684         13530           12196
12/8/95 .......................14754         13560           12220
12/11/95 ......................14844         13606           12239
12/12/95 ......................14704         13591           12220
12/13/95 ......................14744         13656           12260
12/14/95 ......................14603         13552           12258
12/15/95 ......................14443         13541           12174
12/18/95 ......................13855         13333           11912
12/19/95 ......................14201         13446           12001
12/20/95 ......................14212         13316           12113
12/21/95 ......................14380         13417           12184
12/22/95 ......................14390         13450           12249
12/26/95 ......................14485         13503           12270
12/27/95 ......................14590         13510           12318
12/28/95 ......................14569         13502           12315
12/29/95 ......................14653         13543           12392
1/2/96 ........................14579         13649           12428
1/3/96 ........................14348         13663           12363
1/4/96 ........................13981         13584           12189
1/5/96 ........................14065         13563           12244
1/8/96 ........................13970         13603           12251
1/9/96 ........................13592         13405           12057
1/10/96 .......................13393         13165           11880
1/11/96 .......................13582         13258           11990
1/12/96 .......................13561         13240           11967
1/15/96 .......................13372         13197           11849
1/16/96 .......................13351         13387           11835
1/17/96 .......................13508         13343           11869
1/18/96 .......................13603         13385           11923
1/19/96 .......................13771         13465           11973
1/22/96 .......................13918         13500           12047
1/23/96 .......................13928         13487           12092
1/24/96 .......................14054         13646           12175
1/25/96 .......................13981         13582           12180
1/26/96 .......................14107         13684           12206
1/29/96 .......................14180         13742           12229
1/30/96 .......................14285         13874           12291
1/31/96 .......................14443         14004           12369
2/1/96 ........................14485         14059           12445
2/2/96 ........................14516         14003           12461
2/5/96 ........................14632         14128           12490
2/6/96 ........................14769         14238           12556
2/7/96 ........................14853         14319           12527
2/8/96 ........................14979         14455           12569
2/9/96 ........................14989         14464           12594
2/12/96 .......................15042         14577           12606
2/13/96 .......................14905         14558           12543
2/14/96 .......................14926         14451           12592
2/15/96 .......................14863         14359           12580
2/16/96 .......................14832         14287           12613
2/20/96 .......................14727         14127           12508
2/21/96 .......................14947         14293           12603
2/22/96 .......................15241         14532           12752
2/23/96 .......................15367         14539           12776
2/26/96 .......................15252         14350           12758
2/27/96 .......................15168         14281           12741
2/28/96 .......................15115         14227           12757
2/29/96 .......................15031         14134           12744
3/1/96 ........................14842         14222           12711
3/4/96 ........................14947         14365           12769
3/5/96 ........................15199         14476           12819
3/6/96 ........................15231         14394           12829
3/7/96 ........................15357         14431           12842
3/8/96 ........................14821         13988           12520
3/11/96 .......................15084         14133           12632
3/12/96 .......................15483         14069           12591
3/13/96 .......................15189         14102           12686
3/14/96 .......................15483         14155           12750
3/15/96 .......................15577         14168           12750
3/18/96 .......................15861         14417           12891
3/19/96 .......................15861         14397           12901
3/20/96 .......................15714         14361           12878
3/21/96 .......................15693         14344           12898
3/22/96 .......................15724         14377           12922
3/25/96 .......................15409         14365           12853
3/26/96 .......................15504         14431           12853
3/27/96 .......................15577         14343           12883
3/28/96 .......................15546         14345           12896
3/29/96 .......................15735         14270           12973
4/1/96 ........................16092         14453           13038
4/2/96 ........................15935         14487           13069
4/3/96 ........................16092         14502           13102
4/4/96 ........................16092         14502           13131
4/8/96 ........................15956         14246           12971
4/9/96 ........................16029         14202           13038
4/10/96 .......................15945         14011           12983
4/11/96 .......................15829         13960           12922
4/12/96 .......................15892         14083           12989
4/15/96 .......................16145         14212           13081
4/16/96 .......................16239         14268           13161
4/17/96 .......................16155         14194           13133
4/18/96 .......................16355         14239           13235
4/19/96 .......................16418         14273           13276
4/22/96 .......................16827         14336           13374
4/23/96 .......................17226         14418           13473
4/24/96 .......................17374         14388           13517
4/25/96 .......................17573         14449           13580
4/26/96 .......................17479         14463           13643
4/29/96 .......................17458         14479           13657
4/30/96 .......................17605         14480           13660
5/1/96 ........................17731         14491           13738
5/2/96 ........................17479         14245           13568
5/3/96 ........................17678         14208           13604
5/6/96 ........................17689         14192           13604
5/7/96 ........................17521         14137           13557
5/8/96 ........................17458         14284           13538
5/9/96 ........................17647         14300           13634
5/10/96 .......................17951         14450           13772
5/13/96 .......................18298         14660           13904
5/14/96 .......................18466         14753           14020
5/15/96 .......................18455         14751           14045
5/16/96 .......................18666         14740           14071
5/17/96 .......................18739         14832           14144
5/20/96 .......................18928         14928           14240
5/21/96 .......................18991         14921           14239
5/22/96 .......................19096         15048           14300
5/23/96 .......................19117         14997           14291
5/24/96 .......................19107         15054           14299
5/28/96 .......................18813         14917           14181
5/29/96 .......................18697         14823           14085
5/30/96 .......................18844         14909           14133
5/31/96 .......................19086         14854           14192
6/3/96 ........................18949         14823           14176
6/4/96 ........................19149         14932           14224
6/5/96 ........................19233         15064           14260
6/6/96 ........................18865         14945           14166
6/7/96 ........................18697         14952           14069
6/10/96 .......................18855         14928           14104
6/11/96 .......................18750         14903           14091
6/12/96 .......................18823         14861           14101
6/13/96 .......................18582         14837           14013
6/14/96 .......................18193         14792           13922
6/17/96 .......................18035         14778           13875
6/18/96 .......................17416         14711           13683
6/19/96 .......................17468         14709           13610
6/20/96 .......................17226         14714           13491
6/21/96 .......................17416         14820           13532
6/24/96 .......................17479         14866           13595
6/25/96 .......................17279         14859           13502
6/26/96 .......................16628         14769           13320
6/27/96 .......................17048         14863           13404
6/28/96 .......................17552         14910           13587
7/1/96 ........................17815         15028           13638
7/2/96 ........................17773         14979           13607
7/3/96 ........................17636         14953           13523
7/5/96 ........................17153         14621           13326
7/8/96 ........................16911         14513           13205
7/9/96 ........................17100         14564           13195
7/10/96 .......................16859         14594           13049
7/11/96 .......................16271         14364           12730
7/12/96 .......................16250         14376           12695
7/15/96 .......................15273         14013           12343
7/16/96 .......................14958         13982           12163
7/17/96 .......................15693         14110           12480
7/18/96 .......................16260         14322           12665
7/19/96 .......................15945         14216           12611
7/22/96 .......................15483         14107           12458
7/23/96 .......................14905         13954           12226
7/24/96 .......................14958         13950           12071
7/25/96 .......................15283         14052           12220
7/26/96 .......................15651         14158           12338
7/29/96 .......................15525         14048           12281
7/30/96 .......................15619         14146           12297
7/31/96 .......................15735         14252           12394
8/1/96 ........................16029         14478           12528
8/2/96 ........................16512         14757           12723
8/5/96 ........................16355         14708           12736
8/6/96 ........................16470         14757           12758
8/7/96 ........................16523         14798           12847
8/8/96 ........................16502         14765           12839
8/9/96 ........................16481         14756           12842
8/12/96 .......................16533         14839           12840
8/13/96 .......................16323         14716           12771
8/14/96 .......................16386         14759           12814
8/15/96 .......................16365         14766           12852
8/16/96 .......................16449         14832           12900
8/19/96 .......................16355         14864           12917
8/20/96 .......................16302         14846           12911
8/21/96 .......................16292         14834           12901
8/22/96 .......................16596         14960           12998
8/23/96 .......................16565         14880           13012
8/26/96 .......................16491         14812           13002
8/27/96 .......................16638         14869           13090
8/28/96 .......................16817         14835           13163
8/29/96 .......................16659         14672           13120
8/30/96 .......................16565         14552           13095
9/3/96 ........................16533         14615           13075
9/4/96 ........................16596         14636           13122
9/5/96 ........................16313         14500           13005
9/6/96 ........................16554         14641           13104
9/9/96 ........................16691         14823           13164
9/10/96 .......................16785         14825           13189
9/11/96 .......................16964         14904           13205
9/12/96 .......................17142         14992           13262
9/13/96 .......................17426         15203           13366
9/16/96 .......................17573         15282           13425
9/17/96 .......................17531         15260           13423
9/18/96 .......................17489         15229           13397
9/19/96 .......................17563         15264           13387
9/20/96 .......................17689         15356           13446
9/23/96 .......................17573         15345           13397
9/24/96 .......................17594         15327           13439
9/25/96 .......................17710         15334           13481
9/26/96 .......................17867         15336           13531
9/27/96 .......................17941         15345           13551
9/30/96 .......................18014         15371           13586


--------------------------------------------------------------------------------
                                       4

                     Portfolio of Investments in Securities
                               September 30, 1996

                                                     Shares           Value
--------------------------------------------------------------------------------
COMMON STOCKS (99.29%)
--------------------------------------------------------------------------------

BROKERAGE AND FINANCIAL SERVICES (3.08%)
Aames Financial Corporation                          30,000    $  1,511,250
Alex. Brown Incorporated                             17,000         983,875
Fahnestock Viner Holdings, Inc., Class A             25,000         300,000
                                                                -----------
                                                                  2,795,125
                                                                -----------
COMMUNICATIONS EQUIPMENT (6.94%)
Aspect Telecommunications Corporation                38,000       2,365,500(a)
Cidco, Inc.                                          20,000         415,000(a)
IFR Systems, Inc.                                    10,000         155,000(a)
Newbridge Networks Corporation                       30,000       1,912,500(a)
Northern Telecom Limited                             25,000       1,443,750
                                                                -----------
                                                                  6,291,750
                                                                -----------
COMPUTER HARDWARE (4.93%)
Centennial Technologies, Inc.                        40,000       1,715,000(a)
ENCAD, Inc.                                          20,000         837,500(a)
Gateway 2000, Inc.                                   40,000       1,915,000(a)
                                                                -----------
                                                                  4,467,500
                                                                -----------
COMPUTER SOFTWARE AND SERVICES (14.09%)
BMC Software, Inc.                                   31,000       2,464,500(a)
Compuware Corporation                                45,000       2,058,750(a)
Electronics for Imaging, Inc.                        25,000       1,793,750(a)
McAfee Associates, Inc.                              25,000       1,725,000(a)
PeopleSoft, Inc.                                     28,000       2,331,000(a)
Physician Computer Network, Inc.                     20,000         212,500(a)
Rational Software Corporation                        40,000       1,365,000(a)
Wind River Systems                                   18,750         829,687(a)
                                                                -----------
                                                                 12,780,187
                                                                -----------
ELECTRICAL EQUIPMENT (0.50%)
AFC Cable Systems, Inc.                               5,000          87,500(a)
Supertex, Inc.                                       20,000         362,500(a)
                                                                -----------
                                                                    450,000
                                                                -----------
ELECTRONICS (5.43%)
Atmel Corporation                                    25,000         771,875(a)
Beckman Instruments, Inc.                            15,000         583,125
IIVI, Inc.                                           50,000       1,037,500(a)
Uniphase Corporation                                 60,000       2,535,000(a)
                                                                -----------
                                                                  4,927,500
                                                                -----------
FOODS (3.21%)
Albertson's, Inc.                                    15,000         631,875
Hershey Foods Corporation                            20,000       1,005,000
Safeway Inc.                                         30,000       1,278,750(a)
                                                                -----------
                                                                  2,915,625
                                                                -----------

--------------------------------------------------------------------------------

                                                     Shares           Value
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
--------------------------------------------------------------------------------

HEALTHCARE-MEDICAL PRODUCTS AND SUPPLIES (3.67%)
Chad Therapeutics, Inc.                              15,450     $   307,069(a)
Dentsply International, Inc.                         20,000         890,000
Guidant Corporation                                  20,000       1,105,000
Invacare Corporation                                 30,000         840,000
Lifeline Systems, Inc.                               10,000         187,500
                                                                -----------
                                                                  3,329,569
                                                                -----------
HEALTHCARE - PHARMACEUTICAL (5.60%)
ALZA Corporation                                      5,000         134,375(a)
Biovail Corporation International                    25,000         893,750
Jones Medical Industries, Inc.                       61,750       2,994,875
Merck & Co., Inc.                                    15,000       1,055,625
                                                                -----------
                                                                  5,078,625
                                                                -----------
HEALTHCARE - SPECIAL SERVICES (2.81%)
ClinTrials Inc.                                      15,000         611,250(a)
Multicare Companies Inc.                             22,500         489,375(a)
Orthodontic Centers of America, Inc.                 50,000       1,018,750(a)
PMR Corporation                                      15,000         433,125(a)
                                                                -----------
                                                                  2,552,500
                                                                -----------
LEISURE TIME (2.93%)
Brunswick Corporation                                20,000         480,000
Callaway Golf Company                                40,000       1,365,000
Coastcast Corporation                                30,000         465,000(a)
Equity Marketing, Inc.                               10,000         225,000(a)
Station Casinos, Inc.                                10,000         120,000(a)
                                                                -----------
                                                                  2,655,000
                                                                -----------
MANUFACTURING - DIVERSE (3.77%)
Carlisle Corporation                                 10,000         555,000
DT Industries, Inc.                                  20,000         675,000
Johnson Controls, Inc.                               25,000       1,875,000
TRINOVA Corporation                                  10,000         315,000
                                                                -----------
                                                                  3,420,000
                                                                -----------
OFFICE EQUIPMENT AND SUPPLIES (2.96%)
International Imaging Materials, Inc.                15,000         328,125(a)
Pitney Bowes, Inc.                                   20,000       1,052,500
The Reynolds & Reynolds Company                      50,000       1,306,250
                                                                -----------
                                                                  2,686,875
                                                                -----------
OIL & GAS (2.97%)
Chevron Corporation                                  15,000         939,375
Helmerich & Payne, Inc.                              20,000         872,500
Smith International, Inc.                            25,000         878,125(a)
                                                                -----------
                                                                  2,690,000
                                                                -----------

--------------------------------------------------------------------------------

                                                     Shares           Value
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
--------------------------------------------------------------------------------

RETAIL - APPAREL (11.44%)
Claire's Store, Inc.                                 30,000    $    641,250
The Gap, Inc.                                        40,000       1,155,000
Jones Apparel Group, Inc.                            23,000       1,466,250(a)
Just For Feet, Inc.                                  18,000         902,250(a)
Kohl's Corporation                                   30,000       1,080,000(a)
Nautica Enterprises, Inc.                            60,000       1,935,000(a)
The Nieman Marcus Group, Inc.                        25,000         881,250(a)
Ross Stores, Inc.                                    10,000         360,000
Sears, Roebuck and Co.                               16,000         716,000
The Sports Authority, Inc.                           30,000         798,750(a)
Stein Mart, Inc.                                     20,000         442,500(a)
                                                                -----------
                                                                 10,378,250
                                                                -----------
RETAIL - COMPUTERS AND ELECTRONICS (5.04%)
CompUSA Inc.                                         35,000       1,890,000(a)
Inacom Corporation                                   40,000       1,370,000(a)
Pomeroy Computer Resources, Inc.                     40,000       1,310,000(a)
                                                                -----------
                                                                  4,570,000
                                                                -----------
SERVICES (4.57%)
AccuStaff, Inc.                                      16,000         414,000
Acxiom Corporation                                   40,000       1,645,000(a)
Interim Services                                     20,000         855,000(a)
Labor Ready, Inc.                                    47,700         846,675(a)
Pre-Paid Legal Services, Inc.                        30,000         386,250(a)
                                                                -----------
                                                                  4,146,925
                                                                -----------
TELECOMMUNICATIONS EQUIPMENT (4.53%)
ADC Telecommunications Corporation                   30,000       1,920,000(a)
Pair Gain Technologies, Inc.                         28,000       2,187,500(a)
                                                                -----------
                                                                  4,107,500
                                                                -----------
MISCELLANEOUS (10.81%)
AAR Corp. (aviation parts/service)                   10,000         231,250
Amrion, Inc. (distribution)                          30,000         641,250(a)
The Clorox Company (household products)              10,000         958,750
Foster Wheeler Corporation
  (engineering and construction)                     10,000         437,500
Gentex Corporation
  (auto parts and equipment)                         50,000       1,137,500(a)
Kaydon Corporation (machinery)                       15,000         645,000
Lone Star Technologies, Inc.
  (steel pipes and tubes)                            20,000         292,500(a)
Lowe's Companies, Inc.
  (building supplies)                                30,000       1,226,250

--------------------------------------------------------------------------------

                                                     Shares           Value
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
--------------------------------------------------------------------------------

MISCELLANEOUS (continued)
Monsanto Company (chemicals)                         40,000   $   1,460,000
RMI Titanium Company (metals mining)                 40,000       1,010,000(a)
Seattle FilmWorks, Inc.
  (photographic equipment)                           15,000         330,000(a)
Tech Data Corporation (distributors-durable)         45,000       1,254,375(a)
Tetra Technologies, Inc.
  (waste management)                                 10,000         183,750(a)
                                                               ------------
                                                                  9,808,125
                                                               ------------
TOTAL COMMON STOCKS (COST $75,256,834)                           90,051,056
                                                               ------------


                                                      Face
                                                     Amount
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.82%)
--------------------------------------------------------------------------------

Joint Repurchase Agreement Account
  (see note 6) (cost $745,732)                   $  745,732    $    745,732
                                                                -----------
TOTAL INVESTMENTS (100.11%)(b)
  (cost $76,002,566)                                           $ 90,796,788
                                                                ===========

(a) Non-income producing security.
(b) The percentage shown represents the percentage of investments to net assets.


                 See accompanying notes to financial statements.
 -------------------------------------------------------------------------------

                       Statement of Assets and Liabilities
                               September 30, 1996

ASSETS
Investments in securities, at value:
   (identified cost of $75,256,834)..............................  $90,051,056
Repurchase agreements
   (identified cost equal to value)(note 6)......................      745,732
                                                                    ----------
   Total investments (notes 2 and 6).............................   90,796,788
Cash.............................................................      193,193
Receivables:
   Investments sold..............................................      130,770
   Dividends & interest..........................................       18,560
   Capital shares sold...........................................      537,489
Other............................................................        5,693
                                                                    ----------
     Total Assets................................................   91,682,493
                                                                    ----------

LIABILITIES
Payables:
   Investments purchased.........................................      546,100
   Capital shares redeemed.......................................      219,557
   12b-1 fees....................................................       99,253
   Due to manager (note 7).......................................       90,439
   Accounts payable and accrued expenses.........................       31,591
                                                                    ----------
     Total Liabilities...........................................      986,940
                                                                    ----------
         Net Assets..............................................  $90,695,553
                                                                    ==========

NET ASSETS
Paid-in capital (note 5).........................................  $77,076,045
Accumulated undistributed net investment income (loss) ..........        -0-
Accumulated undistributed net realized
  gain (loss) from investments...................................   (1,174,714)
Net unrealized appreciation
  in value of investments........................................   14,794,222
                                                                    ----------
Net assets applicable to outstanding capital shares..............  $90,695,553
                                                                    ==========
Capital shares outstanding (note 5)..............................    5,287,657
                                                                    ==========
Net asset value, redemption price and
  offering price per share....................................... $      17.15
                                                                    ==========


                  See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                            Statement of Operations
                     For the year ended September 30, 1996

NET INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $413).............. $    216,316
  Interest and other.............................................       73,167
                                                                    ----------
     Total income................................................      289,483
                                                                    ----------

Expenses:
   Paid to manager and affiliates (note 7):
     Management fees.............................................      563,478
     Transfer agency fees........................................      108,902
     Accounting service fees.....................................       24,271
     12b-1 fees..................................................      140,059

   Paid to others:
     Transfer agency expenses....................................       52,669
     Shareholder reporting.......................................       16,093
     Custodian fees..............................................       26,904
     Professional fees...........................................       25,755
     Registration fees...........................................       46,477
     Trustee fees and expenses...................................       24,799
     Miscellaneous...............................................        2,601
                                                                    ----------
       Total expenses before expense offset arrangement..........    1,032,008
        Expense offset arrangement (note 2)......................       (2,233)
                                                                    ----------
          Total expenses.........................................    1,029,775
                                                                    ----------
          Net investment loss....................................     (740,292)
                                                                    ----------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS:
  Net realized gain (loss) from security transactions ...........     (728,847)
  Net change in unrealized appreciation of investments...........   11,257,430
                                                                    ----------
     Net realized and unrealized gain on investments.............   10,528,583
                                                                    ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............. $  9,788,291
                                                                   ===========


                  See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                       Statements of Changes in Net Assets

                                                  For the year   Oct. 17, 1994*
                                                     ended             to
                                                 Sept. 30, 1996  Sept. 30, 1995
                                                 --------------  --------------
FROM OPERATIONS:
  Net investment loss  ........................   $  (740,292)    $   (127,878)
  Net realized gain (loss) from investments....      (728,847)       1,211,806
  Net change in unrealized appreciation
    of investments.............................    11,257,430        3,536,792
                                                  -----------       ----------
      Net increase in net assets
        resulting from operations..............     9,788,291        4,620,720
                                                  -----------       ----------


DISTRIBUTIONS TO SHAREHOLDERS:
  Distribution in excess of net investment income      -----            (8,034)
  Distribution in excess of net capital gains...   (1,492,448)           -----
                                                   (1,492,448)          (8,034)
                                                  -----------      -----------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares  ...........   116,765,133       26,415,120
  Net asset value of shares issued to shareholders
    in reinvestment of distributions.........       1,437,680            8,017
  Paid-in capital portion of short-term
    trading fee (note 2)....................           25,613            2,640
                                                  ------------     ------------
                                                   118,228,426      26,425,777
  Cost of shares redeemed......................   (60,501,758)      (6,465,783)
                                                  -----------      -----------
    Increase in net assets derived
      from capital shares transactions.........    57,726,668       19,959,994
                                                  -----------      -----------


NET INCREASE IN NET ASSETS.....................    66,022,511       24,572,680
NET ASSETS AT BEGINNING OF PERIOD..............    24,673,042          100,362
                                                  -----------     ------------
NET ASSETS AT END OF PERIOD (INCLUDING
  UNDISTRIBUTED NET INVESTMENT INCOME
  OF $-0- AND $-0-, RESPECTIVELY)................$ 90,695,553     $ 24,673,042
                                                  ===========      ===========

----------
*Commencement of operations.


                  See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                           Notes to Financial Statements
                                September 30, 1996

(1)   ORGANIZATION

      Accolade Funds (the "Trust") is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust consists of three separate Funds and was organized as a Massachusetts business trust on April 16, 1993, with operations commencing on October 17, 1994. Bonnel Growth Fund (the "Fund"), a separate Fund of the Trust, commenced operations on October 17, 1994. Bonnel Growth Fund is the only Fund in the series currently offered to the public. The initial capital of the Fund was contributed by the principal owners of Bonnel, Inc. (the "Sub-Advisor") on September 16, 1994.

(2)   SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

      (a)  SECURITIES VALUATION

           Investments in securities traded on national stock exchanges are valued at the last sales price as reported by the primary exchange on which the security is traded prior to the time of valuation on the day of the valuation. Securities quoted on NASDAQ are valued at the last reported sales price. Listed securities and securities quoted on NASDAQ for which no sale was reported and over-the-counter securities are valued at the mean between the last reported bid and asked prices. Taxable short-term investments with maturities of sixty days or less at the date of purchase are valued at amortized cost, which approximates market value.

      (b)  SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME

           Securities transactions are accounted for on a trade date basis. Realized gain (loss) from security transactions is calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

      (c)  REPURCHASE AGREEMENTS

           The Fund follows a "delivery vs. payment" policy, whereby payment will not be made for the repurchase agreement until delivery of the underlying collateral, by way of the Federal Reserve book-entry system, has occurred.

--------------------------------------------------------------------------------

           The Board of Trustees has established the following directives to ensure the Fund is adequately protected in the event of default by the counterparty: 1) the Fund's custodian must always obtain securities serving as underlying collateral, and 2) the market value of securities serving as collateral must always equal or exceed 102% of the principal amount of the repurchase obligation.

      (d)  FEDERAL INCOME TAXES

           It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision has been made.

      (e)  DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

           Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date. The Fund generally pays dividends semi-annually and capital gains distributions, if any, at least annually. The Fund distributes tax basis earnings in accordance with the distribution requirements of the Internal Revenue Code, which may result in dividends or distributions in excess of financial statement
           (book) earnings. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

           These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital account based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in capital.

           The Fund accounts for and reports distributions to shareholders in accordance with AICPA Statement of Position 93-2, Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies.

--------------------------------------------------------------------------------

           For the year ended September 30, 1996, the reclassification arising from book/tax differences resulted in increases (decreases) to the components of net assets. The current year effect of such differences reclassified from accumulated undistributed net investment income/loss and accumulated undistributed net realized gain/loss on investments to paid-in capital are as follows:

           Paid-In Capital                             $(710,608)
           Accumulated Undistributed
             Net Investment Income (Loss)                740,292
           Accumulated Undistributed
             Net Realized Gain (Loss)
             from Investments                            (29,684)

      (f)  SHORT-TERM TRADING FEE

           Short-term trading fees are accounted for as a reduction of Fund expenses to the extent there are incremental expenses caused by the short-term trading activity. Short-term trading fees that exceed such expenses are accounted for as an addition to paid-in capital.

      (g)  EXPENSE OFFSET ARRANGEMENTS

           During the year ended September 30, 1996, the Fund's custodian expenses were reduced by credits earned on cash balances. These assets, if invested directly, would have earned income rather than earning credits to offset expenses.

      (h)  USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION

           The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

(3)   FEDERAL INCOME TAXES

      The Fund has $1,174,714 in capital losses incurred after October 31, 1995 which were deferred until October 1, 1996 pursuant to treasury regulations. These capital losses will be available to offset future net realized capital gains to the extent provided by regulations.

      Aggregate gross unrealized appreciation (depreciation) and the aggregate cost of securities for federal income tax purposes are as follows as of September 30, 1996:

             Gross unrealized appreciation               $15,531,154
             Gross unrealized depreciation                  (736,932)
                                                         -----------
             Net unrealized appreciation                 $14,794,222
                                                         ===========
             Aggregate cost                              $76,002,566
                                                         ===========

(4)   INVESTMENT SECURITIES TRANSACTIONS

      During the period  ended  September  30, 1996,  the cost of purchases  and
      proceeds  from  sales/maturities  of  investments,   excluding  short-term
      investments, were $173,995,366 and $119,008,080, respectively.

(5)   CAPITAL SHARES TRANSACTIONS

      As of September 30, 1996, an indefinite number of no par value shares have been authorized for the Fund. Following is a summary of capital share activity for the periods indicated:

                                                                Period from
                                        Year Ended          October 17, 1994*
                                      Sept. 30, 1996      through Sept. 30, 1995
                                      --------------      ----------------------

         Shares sold                       7,483,138                2,161,599
         Reinvestment of dividends           104,558                      797
         Shares redeemed                  (3,965,534)                (506,921)
                                          ----------               ----------
             Net increase                  3,622,162                1,655,475
                                          ==========               ==========
         ----------
         *Commencement of operations.

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                                       15

(6)   JOINT REPURCHASE AGREEMENT ACCOUNT

      The Fund may transfer uninvested cash balances into a joint repurchase agreement account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Government obligations. The joint account includes uninvested cash balances from the other separate funds or series of registered investment companies for which U.S. Global Investors, Inc. serves as the Advisor. As of September 30, 1996, each participating fund has a percentage of an undivided interest in the repurchase agreements in the joint account. The balance in the joint account at September 30, 1996 and related repurchase agreements and collateral are as follows:

                                                                    Principal
                                                                     Amount
                                                                    ---------
      REPURCHASE AGREEMENT DESCRIPTION
      Lehman Brothers, Inc. repurchase agreement,
      5.78%, dated Sept. 30, 1996, collateralized
      by United States Treasury Bills due from
      Oct. 3, 1996 through Dec. 26, 1996, with an
      aggregate value of $77,319,820; repurchase date
      Oct. 1, 1996; repurchase value $75,810,696                   $75,798,526
                                                                   ===========

                                              % of Undivided
                                              Interest Owned    Interest Owned
                                               by Each Fund      by Each Fund
                                              --------------    --------------
      ALLOCATED INTEREST TO EACH PARTICIPANT
      Bonnel Growth Fund                               .98%       $    745,732
      Other Funds                                    99.02%         75,052,794
                                                    ------         -----------
                                                    100.00%       $ 75,798,526
                                                    ======         ===========

(7)   TRANSACTIONS WITH THE MANAGER AND AFFILIATES

      U.S. Global Investors, Inc. (the "Advisor" or the "Manager"), under an Investment Advisory Agreement with the Trust in effect through March 8, 1997, furnishes management and investment advisory services and, subject to the supervision of the Trust's Board of Trustees, directs the investments of the Trust in accordance with the Fund's investment objectives, policies and limitations. The Manager also furnishes all necessary office facilities, business equipment and personnel for administering the affairs of the Trust. Frank E. Holmes, Chief Executive Officer and Chairman of the Board of Directors of the Advisor, as well as President and a Trustee of the Trust has, since October 1989, owned more than 25% of the voting stock of the Advisor and is its controlling person.

--------------------------------------------------------------------------------

      The Advisory Agreement with the Trust provides for the Fund to pay the Advisor an annual flat management fee of 1% of the Fund's average net assets. Fees are computed daily and paid monthly.

      The Manager and the Trust have contracted with Bonnel, Inc. ("Sub-Advisor") to serve as Sub-Advisor for the Fund. The Sub-Advisor manages the composition of the portfolio of the Fund and furnishes the Fund advice and recommendations with respect to its investments and its investment program and strategy, subject to the general supervision and control of the Manager and the Trustees. As compensation for its services, the Advisor pays the Sub-Advisor a minimum sub-advisory fee of $150,000 per year. At a fund asset level of $30 million and above, the Advisor and the Sub-Advisor share the management fee equally, subject to certain adjustments. The Fund is not responsible for the Sub-Advisor's fee.

      United Shareholder Services, Inc. ("USSI"), a wholly owned subsidiary of the Advisor, is transfer and accounting service agent for the Fund. The Fund pays an annual transfer agent fee of $23 per account ($20 per account prior to December 1, 1995). For maintaining the books and records of the Fund and calculating the daily net asset value, USSI is paid a fee based upon the level of Fund net assets subject to a minimum fee of $24,000 annually. In addition, the Advisor is reimbursed certain costs for in-house legal and compliance services pertaining to the Fund.

      The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act whereby the Fund pays up to .25% per annum of its average net assets to be used for or reimburse the Advisor and/or Sub-Advisor for expenditures in connection with sales and promotional services related to the distribution of Fund shares.

      Certain Officers and Trustees of the Trust are Officers and Directors of the Manager, the Sub-Advisor, and the Transfer Agent.

      Security Trust and Financial Company ("STFC"), a wholly owned subsidiary of the Manager, serves as the custodian for the Fund's IRA's. STFC receives a fee of $10 from each IRA account which is paid directly to STFC.

      During the year ended September 30, 1996, A&B Mailers, Inc., a wholly owned subsidiary of the Manager, was paid $752 for mailing services.

      The Trust pays all other expenses for its operations and activities.

--------------------------------------------------------------------------------

      Expenses incurred by the Fund, exclusive of interest, brokerage fees and commissions, taxes, distribution plan expenses (12b-1 fees), and extraordinary items, which exceed the lowest expense limitation imposed in any state in which shares of the Trust are registered, are reimbursed by the Manager up to the amount of the management fee. Such limitation is currently 2.5% of the first $30 million of average net assets, 2% of the next $70 million of average net assets and 1.5% of the remaining average net assets. These limitations will be pre-empted as of November 11, 1996 by recent federal legislation.

      During the period ended September 30, 1996, the independent Trustees earned in the aggregate $16,000 as compensation for serving as Trustees.






      --------------------------------------------------------------------------
                             FEDERAL TAX INFORMATION
                                   (unaudited)

      The corporate shareholders' dividends received deduction percentage for ordinary distributions made during the fiscal year ended September 30, 1996 was 2.31%.
      --------------------------------------------------------------------------


--------------------------------------------------------------------------------

                        Selected Per Share Data and Ratios
                                September 30, 1996

      Selected data for a capital share outstanding throughout each period is as follows:

                                             For the year        Oct. 17, 1994*
                                                ended                  to
                                            Sept. 30, 1996       Sept. 30, 1995
                                            --------------       --------------
      Per Share Operating Performance:
      Net asset value, beginning of period..    $14.81               $10.02
                                                ------               ------
        Net investment loss.................      (.14)                (.07)(a)
        Net realized and unrealized gain
          on investments....................      3.13                 4.91
                                                ------               ------
      Total from investment operations......      2.99                 4.84
                                                ------               ------
      Dividends and distributions:
        Dividends in excess of net
          investment income.................      ---                  (.05)
        Distributions in excess of
          net realized gains................      (.65)                 ---
                                                ------               ------
      Total dividends and distributions.....      (.65)                (.05)
                                                ------               ------
      Net asset value, end of period........    $17.15               $14.81
                                                 =====               ======
      Total Investment Return (b)...........     21.27%               48.74%

      Ratio/Supplemental Data:
      Net assets, end of period
          (in thousands)....................   $90,696              $24,673
      Ratio of expenses to average
          net assets........................      1.83%                2.48%(c)
      Ratio of net income to average
          net assets........................     (1.32)%              (1.46)%(c)
      Portfolio turnover ...................       212%                 145%
      Average commission rate paid..........     $ .07                  N/A

      See accompanying notes to Financial Statements.

      (a)  Net of expense reimbursements and fee waivers.

      (b)  Total return does not reflect the effect of account fees.

      (c) Annualized ratio is net of fee waivers. Had such reimbursements not been made, the annualized expense ratio subject to the most restrictive state limitation would have been 2.50% And the annualized net investment income ratio would have been (1.52)%.

      ----------
      *Commencement of operations.

--------------------------------------------------------------------------------
                                        19

                         REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of Bonnel Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments in securities, and the related statements of operations and of changes in net assets and the selected per share data and ratios present fairly, in all material respects, the financial position of Bonnel Growth Fund (the "Fund") at September 30, 1996, the results of its operations for the year then ended, and the changes in its net assets and the selected per share data and ratios for the year then ended and for the period October 17, 1994 (commencement of operations) through September 30, 1995, in conformity with generally accepted accounting principles. These financial statements and selected per share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


/s/ Price Waterhouse LLP

Price Waterhouse LLP
San Antonio, Texas
November 18, 1996

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                                        20